Income Taxes (Schedule Of Components Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current tax expense, Federal			$ 8,515
Current tax expense, State	496	3,727	2,499
Total current tax expense	496	3,727	11,014
Deferred tax expense (benefit), Federal	8,982	(3,657)	3,275
Deferred tax expense (benefit), State	1,532	(4,453)	188
Total deferred tax expense (benefit)	10,514	(8,110)	3,463
Total income tax expense (benefit)	$ 11,010	$ (4,383)	$ 14,477